Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share, to be issued under the Neuronetics, Inc. 2026 Equity Incentive Plan
Amount Registered | shares	6,022,333
Proposed Maximum Offering Price per Unit	2.17
Maximum Aggregate Offering Price	$ 13,068,462.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,804.76
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock which become issuable under the above-named plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock. (2) Represents shares of common stock reserved for issuance under the Neuronetics, Inc. 2026 Equity Incentive Plan (the "2026 Plan"), which consists of 6,022,333 shares of common stock that rolled into the 2026 Plan from the unallocated share reserve of the 2018 Plan (as defined below). (4) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended, based upon the average of the high and low sale prices for the common stock on the Nasdaq Global Market on August 10, 2026. (6) Rounded to the nearest cent.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share, to be issued under the RSU Inducement Award
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	2.17
Maximum Aggregate Offering Price	$ 3,255,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 449.52
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock which become issuable under the above-named plans by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock. (3) Represents 1,500,000 restricted stock units ("RSUs") granted to Daniel L. Reuvers on May 23, 2026, pursuant to an inducement award to induce such person to accept employment with the Registrant. (4) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended, based upon the average of the high and low sale prices for the common stock on the Nasdaq Global Market on August 10, 2026. (6) Rounded to the nearest cent.